Organisation and basis of preparation (Details)	6 Months Ended
Jun. 30, 2020
Organisation and basis of preparation [Abstract]
Name of reporting entity or other means of identification	Equinor ASA
Domicile of entity	Norway
Country of incorporation	Norway
Address of entity's registered office	Forusbeen 50, N-4035 Stavanger, Norway
Description of nature of entity's operations and principal activities	The Equinor group’s (Equinor’s) business consists principally of the exploration, production, transportation, refining and marketing of petroleum and petroleum-derived products, and other forms of energy.
Equinor Energy AS [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%